StepStone Private Markets

Consolidated Schedule of Investments

December 31, 2022 (unaudited)

Investment Funds(a)(b)(c) — 69.2%

Name	Acquisition Date	Asset Class	Geographic Region(d)	Shares	Fair Value

Cortland Growth and Income, L.P.	04/01/2022	Real Assets	North America	17,732	$32,013,142
Franklin BSP Lending Corporation	03/31/2022	Private Debt	North America	4,133,545	30,505,563
Encore Consumer Capital Fund III, L.P. (e)	06/30/2022	Private Equity	North America		21,326,755
Harvest Partners VII, L.P. (f)	11/01/2022	Private Equity	North America		21,265,167
Roark Capital Partners CF LP (f)	08/26/2022	Private Equity	North America		19,424,317
Trinity Hunt Partners CF, L.P. (f)	10/14/2022	Private Equity	North America		18,770,221
WestCap Strategic Operator US Feeder Fund, L.P. (f)(g)	04/13/2022	Private Equity	North America		17,412,460
Clearlake Capital Partners VI (Offshore), LP (f)	09/29/2022	Private Equity	North America		15,257,757
Pegasus WSJLL Fund, L.P. (f)	12/14/2021	Private Equity	North America		13,938,603
Blue Point Capital Partners IV, L.P. (f)(g)	06/30/2022	Private Equity	North America		11,787,157
Riverside Micro-Cap Fund IV-A, L.P. (f)	12/31/2021	Private Equity	North America		11,627,002
Harvest Partners VII (Parallel), L.P. (f)	11/01/2022	Private Equity	North America		11,126,993
Hellman & Friedman Capital Partners IX, L.P. (f)(g)	06/30/2022	Private Equity	North America		10,933,824
XPV Water Extended Value Fund LP (f)(h)	10/03/2022	Private Equity	North America		10,888,963
Green Equity Investors VII, L.P. (e)(f)	06/30/2022	Private Equity	North America		10,233,645
OceanSound Partners Fund, LP (f)(g)(i)	02/28/2022	Private Equity	North America		9,645,474
Kelso Breathe Investor (DE), L.P. (f)	02/11/2021	Private Equity	North America		9,258,112
Clearlake Capital Partners VI, LP (f)	12/30/2022	Private Equity	North America		8,251,050
Tiger Global Private Investment Partners XV Feeder, L.P. (f)(i)	03/23/2022	Private Equity	North America		7,637,472
CD&R Value Building Partners I, L.P.	12/17/2021	Private Equity	North America		7,599,446
West Street Real Estate Secondary Partners B, L.P. (j)	12/10/2021	Real Assets	North America		7,551,694
WestCap Strategic Operator Offshore Feeder, L.P. (f)	04/13/2022	Private Equity	North America		7,442,621
Trident VIII, L.P. (f)	12/30/2022	Private Equity	North America		7,375,362
H.I.G. Realty Credit SRE Non-REIT Feeder Fund, L.P.	10/01/2021	Real Assets	North America		7,263,071
Global Infrastructure Partners II-C, L.P.	06/30/2021	Real Assets	North America		7,076,342
Trive Capital Fund III LP (k)	12/31/2021	Private Equity	North America		7,074,181
Vector Capital V, L.P. (f)	12/31/2021	Private Equity	North America		6,364,122
Webster Equity Partners III-A, L.P. (f)	04/29/2021	Private Equity	North America		6,166,230
TPG Partners VIII, L.P. (g)	06/30/2022	Private Equity	North America		6,008,829
Audax Private Equity Fund IV CF, L.P. (f)	12/24/2020	Private Equity	North America		5,857,579
Clayton, Dubilier & Rice Fund X, L.P. (e)	12/31/2021	Private Equity	North America		5,836,445
Green Equity Investors Offshore Fund VII, L.P. (f)	09/30/2022	Private Equity	North America		5,493,164
AHP Fund II PV Feeder L.P.	12/28/2020	Private Equity	North America		5,158,095
HPH II International FF, LP (f)	07/12/2021	Private Equity	North America		5,035,780
Accordion DC Holdings, LP (f)(h)	12/08/2022	Private Equity	North America		5,000,000
Valar Co-Invest 1 LP (f)(h)(l)	12/29/2020	Private Equity	North America		4,392,868
Westview Capital Partners III, L.P. (e)(f)	12/31/2021	Private Equity	North America		4,235,139
Album MSL-C, L.P. (f)	04/21/2022	Private Equity	North America		3,916,008
Excellere Capital Fund II, L.P. (f)	04/01/2021	Private Equity	North America		3,905,705
Imaginary I Opportunity, L.P. (f)(i)	04/21/2022	Private Equity	North America		3,840,007
Catterton Partners VII, LP (f)	12/31/2021	Private Equity	North America		3,732,339
Green Equity Investors VIII, L.P. (e)(f)	06/30/2022	Private Equity	North America		3,699,179
OHCP V GA COI, L.P.	12/16/2020	Private Equity	North America		3,654,133
Berkshire Fund IX, L.P. (j)	09/04/2021	Private Equity	North America		3,432,673
THL HT Parallel SPV, L.P. (f)	11/30/2020	Private Equity	North America		3,404,023
JFL-NG Continuation Fund, L.P. (f)	10/27/2021	Private Equity	North America		3,399,897
Patriot SPV, L.P. (f)	03/18/2021	Private Equity	North America		3,356,418
Thoma Bravo Fund XI-A, L.P.	01/01/2022	Private Equity	North America		3,315,070
Green Equity Investors Offshore Fund VIII, L.P. (f)	09/30/2022	Private Equity	North America		3,180,290
Harvest Partners VI, L.P. (f)(k)	03/31/2021	Private Equity	North America		3,054,742
Stripes Continuation Feeder Fund, LP (f)	10/29/2021	Private Equity	North America		3,016,148
Blue Point Capital Partners III, L.P. (f)(g)	06/30/2022	Private Equity	North America		2,890,083
Oak Hill Capital Partners V, L.P. (f)	01/29/2021	Private Equity	North America		2,882,644
Apollo Overseas Partners IX, L.P. (e)	01/01/2022	Private Equity	North America		2,816,223
Riverside Micro-Cap Fund IV B A, L.P. (f)	12/31/2021	Private Equity	North America		2,717,753
AHP Fund I PV Feeder L.P.	12/28/2020	Private Equity	North America		2,635,808
Berkshire Fund VIII, L.P. (j)	09/04/2021	Private Equity	North America		2,391,637
Pine Brook Capital Partners II, L.P. (e)	12/31/2020	Private Equity	North America		2,218,775
Fulcrum Capital Partners V, LP	12/31/2021	Private Equity	North America		2,134,020
Gryphon Partners IV, L.P. (f)	12/31/2021	Private Equity	North America		2,097,655
Harvest Partners IX (Parallel), L.P. (f)	11/01/2022	Private Equity	North America		2,085,863
TA Atlantic and Pacific VII-B L.P. (e)	12/31/2020	Private Equity	North America		2,070,299
Riverside Capital Appreciation Fund VI, L.P. (f)	12/31/2021	Private Equity	North America		1,953,073
Trive Capital Fund III-A, LP	12/31/2021	Private Equity	North America		1,923,321
SPC Partners IV, L.P. (f)(g)	03/31/2021	Private Equity	North America		1,666,614

StepStone Private Markets

Consolidated Schedule of Investments

December 31, 2022 (unaudited)

Investment Funds(a)(b)(c) — 69.2%

Name	Acquisition Date	Asset Class	Geographic Region(d)	Shares	Fair Value

Apollo Overseas Partners (Delaware 892) VIII, L.P. (e)	04/01/2021	Private Equity	North America		$1,609,258
Thoma Bravo Special Opportunities Fund II-A, L.P.	01/01/2022	Private Equity	North America		1,574,918
Vista Equity Endeavor Fund I-A, L.P. (f)	01/01/2022	Private Equity	North America		1,534,907
Trive Structured Capital Fund I-A L.P.	06/21/2022	Private Equity	North America		1,331,067
Trive Capital Fund II (Offshore) LP	12/31/2021	Private Equity	North America		1,322,719
PTEV, L.P. (f)(j)	12/30/2021	Private Equity	North America		1,318,117
Sterling Investment Partners III, L.P. (e)	01/01/2021	Private Equity	North America		1,301,771
Jade Equity Investors Offshore Fund, L.P. (f)	09/30/2022	Private Equity	North America		1,294,891
Ampersand CF Limited Partnership (f)	11/13/2020	Private Equity	North America		1,254,612
Tailwind Capital Partners II (Cayman) L.P. (f)	12/31/2020	Private Equity	North America		1,215,059
FFL Parallel Fund IV, L.P. (e)	01/01/2021	Private Equity	North America		1,015,690
Berkshire Fund X, L.P. (f)(j)	09/04/2021	Private Equity	North America		1,015,655
L Catterton VIII Offshore, LP (f)	12/31/2021	Private Equity	North America		952,774
Blackstone Capital Partners VI L.P. (e)	01/01/2021	Private Equity	North America		917,124
Apollo Natural Resources Partners II, L.P. (e)	04/01/2021	Private Equity	North America		730,833
Gridiron Capital Fund II, L.P. (f)(g)	04/01/2021	Private Equity	North America		644,542
Madison Dearborn Capital Partners VIII-C, L.P.	03/12/2021	Private Equity	North America		444,986
Littlejohn Fund IV-A, L.P. (e)(f)	12/31/2020	Private Equity	North America		378,534
AEA Investors Fund V LP (e)(f)	12/31/2020	Private Equity	North America		347,846
Trive Capital Fund IV-A LP (f)	05/16/2022	Private Equity	North America		335,359
Water Street Healthcare Partners II, L.P. (f)	04/01/2021	Private Equity	North America		299,248
SPC Partners V, L.P. (e)	12/31/2020	Private Equity	North America		225,540
Saw Mill Capital Investors, L.P. (f)(k)	04/09/2021	Private Equity	North America		194,250
Trive Capital Fund I (Offshore) LP (f)	12/31/2021	Private Equity	North America		192,560
TPG Growth II, L.P. (f)(g)	04/09/2021	Private Equity	North America		180,241
LLR Equity Partners III, L.P. (f)(g)	04/02/2021	Private Equity	North America		160,031
ABRY Partners VI, L.P. (f)(g)	03/31/2021	Private Equity	North America		128,071
Odyssey Investment Partners Fund IV, LP (f)	04/01/2021	Private Equity	North America		90,385
Gores Capital Partners III, L.P. (e)	01/01/2021	Private Equity	North America		63,867
Apollo Overseas Partners (Delaware 892) VII, L.P. (e)	04/01/2021	Private Equity	North America		63,516
Apollo Natural Resources Partners, L.P. (e)	04/01/2021	Private Equity	North America		38,372
TowerBrook Investors III (Parallel), L.P. (f)	12/31/2020	Private Equity	North America		24,931
Gridiron Strategic Advisors Fund, L.P. (f)(g)	04/01/2021	Private Equity	North America		24,224
ABRY Senior Equity III, L.P. (f)(g)	03/31/2021	Private Equity	North America		18,222
Clearview Capital Fund II, L.P. (f)(g)	03/31/2021	Private Equity	North America		3,401
Riverside Fund IV, L.P. (f)(k)	04/09/2021	Private Equity	North America		106
Blue Point Capital Partners V, L.P. (f)(g)(o)	06/30/2022	Private Equity	North America		—
Encore Consumer Capital Fund IV, L.P. (f)(o)	06/30/2022	Private Equity	North America		—
Green Equity Investors IX, L.P. (f)(o)	06/30/2022	Private Equity	North America		—

Total North America — 55.9%					505,872,672

Ufenau Continuation 3, SLP (f)	04/14/2022	Private Equity	Europe		17,504,718
EQT IX (NO.2) EUR SCSp (e)(f)	07/06/2022	Private Equity	Europe		12,571,789
Altor Fund V (No. 1) AB (f)	12/30/2022	Private Equity	Europe		12,260,739
VIP SIV I LP (f)	05/06/2022	Private Equity	Europe		9,635,065
Altor Fund IV (No. 1) AB (f)	12/30/2022	Private Equity	Europe		9,568,010
InfraRed Infrastructure V (1) LP	06/29/2022	Real Assets	Europe		6,941,721
Sixth Cinven Fund (No. 3) Limited Partnership (g)	10/30/2020	Private Equity	Europe		6,156,699
EQT VIII (NO.2) SCSp (e)(f)	07/06/2022	Private Equity	Europe		5,647,892
Growth Capital Partners Fund V LP (g)(i)	04/14/2022	Private Equity	Europe		5,102,819
Advent International GPE VIII-H Limited Partnership (e)(f)	12/31/2021	Private Equity	Europe		4,133,007
Fifth Cinven Fund (No. 1) Limited Partnership (g)	10/30/2020	Private Equity	Europe		1,131,824
DFI European Value-Add Fund II (g)	07/12/2021	Real Assets	Europe		1,063,900
Astorg IQ-EQ Fund (f)	12/31/2021	Private Equity	Europe		769,218
Kitty Hawk Capital Partners IV (Euro Feeder I) L.P. (f)(g)	07/12/2021	Real Assets	Europe		569,964
LQG JV Landmark Portfolio GmbH & Co KG (f)(g)	07/12/2021	Real Assets	Europe		555,917
WREP#2 Luxco S.à r.l. (f)(g)	07/12/2021	Real Assets	Europe		483,750
Advent International GPE VII-E Limited Partnership (e)(f)	12/31/2021	Private Equity	Europe		469,747
Equistone Partners Europe Fund IV (f)	12/31/2020	Private Equity	Europe		401,845
Eurostone SRIO II S.C.A (f)(g)	07/12/2021	Real Assets	Europe		176,654

Total Europe — 10.5%					95,145,278

StepStone Private Markets

Consolidated Schedule of Investments

December 31, 2022 (unaudited)

Investment Funds(a)(b)(c) — 69.2%

Name	Acquisition Date	Asset Class	Geographic Region(d)	Shares	Fair Value

NewQuest Asia Fund IV HH, L.P. (f)	04/25/2022	Private Equity	Asia		$11,051,947
Eve One Fund II L.P. (f)(i)	03/11/2022	Private Equity	Asia		6,611,726
Vertex IV CF L.P. (f)	01/04/2022	Private Equity	Middle East		6,321,904
Carlyle MENA Partners, L.P. and Parallel Vehicles (e)	01/01/2021	Private Equity	Middle East		664,124
Carlyle South America Buyout Fund, L.P. and Parallel Vehicles (e)	01/01/2021	Private Equity	Latin America		513,009

Total Rest of World — 2.8%					25,162,710

Total Investment Funds — 69.2%
(Cost $556,822,982)					$626,180,660

Co-Investments(a)(b)(c) — 14.6%

Name	Acquisition Date	Asset Class	Geographic Region(d)	Shares	Fair Value

Ares CARS Co-Invest, L.P.	05/26/2022	Real Assets	North America		$19,957,094
KKR Cretaceous Co-Invest L.P. (f)(h)	12/08/2022	Real Assets	North America		14,300,000
MH Fund II Co-Invest, LP (j)	03/23/2021	Real Assets	North America		6,628,129
Apple Co-Invest L.P. (f)	09/20/2021	Real Assets	North America		5,691,147
Decisions, LLC (f)(h)(k)	12/28/2020	Private Equity	North America	1,718,769	4,926,107
LJ Perimeter Co-Invest, L.P. (f)(h)	10/28/2022	Private Equity	North America		4,828,326
Palms Co-Investment Partners, L.P. (f)	06/03/2022	Private Equity	North America		4,673,371
Pegasus Coinvestors LP (k)	10/05/2021	Real Assets	North America		3,804,903
THL Fund IX Investors (Beacon), L.P. (f)(h)	05/05/2021	Private Equity	North America		3,729,957
TPG VIII Merlin CI II, L.P.	07/30/2021	Private Equity	North America		3,026,013
MPP KKC Holdings, LLC (f)(h)(j)	11/10/2021	Private Equity	North America	3,000,000	3,000,000
Providence VIII Tetris Co-Investment-A L.P. (f)(h)	11/18/2022	Private Equity	North America		2,745,001
BPCP Speedstar Acquisition, LLC (h)(j)	01/20/2021	Private Equity	North America	1,900	2,671,906
WP Irving Co-Invest, L.P. (f)	04/11/2022	Private Equity	North America		2,346,661
Mosyle Corporation - Series B-2 (f)(h)	04/21/2022	Private Equity	North America	45,010	1,083,980
JF Lehman Equity Investors V, L.P. (f)(o)	08/04/2022	Private Equity	North America		—

Total North America — 9.2%					83,412,595

Kindred Capital Co-Invest I LP (f)(h)	04/26/2022	Private Equity	Europe		15,125,016
Blackstone Infrastructure Miro Co-Invest (CYM) L.P.	04/25/2022	Real Assets	Europe		11,177,797
Palace Co-Invest, SLP (f)(h)	08/07/2021	Real Assets	Europe		9,248,654
Triton C Investment A L.P. (f)	03/29/2022	Private Equity	Europe		4,738,553
BC Partners Defender Co-Investment L.P. (f)	09/10/2021	Private Equity	Europe		3,180,265
Enak Aggregator Limited Partnership (f)	01/18/2022	Private Equity	Europe		2,717,482
Cinven Discovery Limited Partnership (f)(h)	09/22/2022	Private Equity	Europe		2,399,507

Total Europe — 5.4%					48,587,274

Total Co-Investments — 14.6%
(Cost $126,269,121)					$131,999,869

Co-Investment(c) — Direct Debt — 0.3%

Name	Rate	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value

Hao Tian Asia Investment Co Ltd. Facility A (g)(h)	10.65%	06/04/2021	10/11/2024	Mezzanine	$2,532,270	$2,532,270

Total Co-Investment — Direct Debt — 0.3%
(Cost $2,908,359)						$2,532,270

StepStone Private Markets

Consolidated Schedule of Investments

December 31, 2022 (unaudited)

Cash Equivalent — 25.3%
Name	Asset Class	Geographic Region(d)	Shares	Fair Value

First American Government Obligations Fund, Class X 4.03%(m)(n)	Cash Equivalent	North America	228,802,056	$228,802,056

Total Cash Equivalent — 25.3% (Cost $228,802,056)				$228,802,056

Total Investments — 109.4% (Cost $914,802,518)				$989,514,855

Other Assets and Liabilities, Net — (9.4)%				(85,422,272)

Net Assets — 100.0%				$904,092,583

(a)	Investment does not issue shares, unless shares are listed.
(b)	Investment funds and co-investments are not redeemable and the final distribution date is not known at this time.
(c)

Private assets are generally issued in private placement transactions and as such are generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date. Total fair value of restricted investments as of December 31, 2022 was $760,712,799, or 84.1% of net assets. As of December 31, 2022, the aggregate cost of each investment restricted to sale was $30,977,199, $26,203,583, $16,355,082, $17,363,977, $18,046,040, $18,770,221, $16,624,504, $14,752,870, $12,853,588, $9,900,549, $11,407,653, $9,095,166, $11,502,895, $9,548,075, $10,795,668, $7,944,661, $4,681,357, $7,728,400, $8,333,794, $8,474,822, $5,192,985, $7,354,370, $6,079,987, $7,027,208, $10,056,220, $4,888,624, $4,551,476, $3,840,334, $5,757,156, $4,884,805, $5,148,583, $5,596,729, $4,502,116, $4,293,967, $5,000,000, $2,700,000, $3,583,047, $3,916,008, $4,072,410, $3,000,000, $4,909,764, $3,502,412, $2,458,440, $3,213,845, $2,164,785, $2,369,905, $2,438,892, $4,309,603, $3,054,191, $2,042,489, $2,875,667, $2,263,845, $2,288,872, $2,259,368, $1,924,556, $2,580,135, $2,419,256, $1,297,923, $1,845,837, $1,678,313, $2,106,692, $465,100, $1,652,261, $1,427,885, $1,227,436, $1,578,477, $1,848,759, $821,647, $1,417,145, $1,033,024, $1,559,649, $751,399, $1,157,185, $919,287, $938,501, $787,101, $932,290, $954,567, $736,103, $492,843, $540,707, $445,745, $75,461, $1, $360,764, $540,828, $174,527, $171,758, $139,258, $168,370, $301,587, $152,768, $1, $1, $0, $0, $107,310, $258,960, $55,651, $782,874, $8,800, $0, $0, $0, $17,820,697, $11,333,485, $10,942,606, $8,606,086, $8,512,339, $6,459,257, $3,852,096, $6,006,026, $4,256,745, $3,933,011, $769,944, $1,091,137, $517,283, $371,535, $932,694, $363,874, $839,317, $267,149, $65,596, $6,629,612, $6,000,000, $4,689,614, $37,639, $728,291, $20,367,731, $14,300,000, $5,934,777, $5,173,770, $2,700,000, $4,828,326, $4,674,082, $3,455,422, $2,486,950, $0, $3,000,000, $2,745,001, $1,900,000, $2,348,595, $1,083,980, $0, $15,125,016, $13,524,717, $9,370,425, $4,912,115, $3,061,767, $2,875,802, $2,400,645, $2,908,359, respectively, totaling $686,000,462.

(d)	Geographic region generally reflects the location of the Investment Manager.
(e)	Security is held by SPRIM Cayman II LLC.
(f)	Non-income producing.
(g)	Security is held by SPRIM Cayman LLC.
(h)	Level 3 security in accordance with fair value hierarchy.
(i)	Seasoned primary investment.
(j)	Security is held by SPRIM LLC — Series A.
(k)	Security is held by SPRIM LLC — Series B.
(l)	Partnership is invested solely in Wise plc listed on the London Stock Exchange effective July 7, 2021.
(m)	The rate reported is the 7-day effective yield at the period end.
(n)	The audited statements of the fund can be found at sec.gov.
(o)	Investment has been committed to but has not been funded by the Fund.

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